Equity-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Equity-Based Compensation (Details) [Line Items]
Shares subject to equitable adjustment	9,200,000
Time-based vesting, description	Each restricted share award shall be subject to three service-based vesting conditions: a)Sixty percent (60%) of a participant’s restricted share award will become vested on the third anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date). b)An additional twenty percent (20%) of a participant’s restricted share award will become vested on the fourth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date). c)The final twenty percent (20%) of a participant’s restricted share award will become vested on the fifth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date).
Stock issued		925		1,000,000,000
Shares outstanding		925
Vested award percentage		50.00%
Vesting term			5 years
Fair value profits (in Dollars)		$ 1,024	$ 90
Restricted shares		30,000
Deferred compensation liability (in Dollars)		$ 54
Stock options granted vest term		5 years
Exercise price (in Dollars per share)		$ 3.78
Estimated term		2 years 2 months 12 days
Unrecognized compensation cost (in Dollars)		$ 1,437
weighted-average period		2 years 8 months 12 days
Management Contingent Share Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Vesting expenses (in Dollars)	$ 289
Fair value at grant date (in Dollars per share)	$ 7.81
Stock issued	9,200,000
Shares outstanding	9,175,000
2022 Equity Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Stock issued	3,286,235
2020 Stock Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options outstanding	2,965,500
Weighted-average exercise price (in Dollars per share)	$ 7.13
Class A Common Stock [Member]
Equity-Based Compensation (Details) [Line Items]
Stock issued				800,000,000
Common stock authorized	500,000,000	800,000,000	800,000,000
Class A Common Stock [Member] | Previously Reported [Member]
Equity-Based Compensation (Details) [Line Items]
Stock issued		4,876,628
Common stock authorized		7,000,000
Class A Common Stock [Member] | 2020 Stock Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options outstanding	5,105,648
Equity Option [Member]
Equity-Based Compensation (Details) [Line Items]
Vesting term		3 years
Estimated term		3 years 3 months 18 days